Other Intangible Assets Major Classes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 710,390	$ 665,759
Amortized intangible assets, accumulated amortization	(365,795)	(330,935)
Amortized intangible assets, net other intangible assets	344,595	334,824
Total Other Intangible Assets, gross carrying amount	966,877	915,207
Total Other Intangible Assets, net other intangible assets	601,082	584,272
Trademarks and Trade Names
Intangible Assets by Major Class [Line Items]
Indefinite-lived intangible assets, acquisitions	256,487	249,448
Indefinite-lived intangible assets, net other intangible assets	256,487	249,448
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	227,208	221,812
Amortized intangible assets, accumulated amortization	(150,091)	(140,160)
Amortized intangible assets, net other intangible assets	$ 77,117	$ 81,652
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	9 years	5 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer-Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 413,475	$ 369,687
Amortized intangible assets, accumulated amortization	(172,238)	(147,831)
Amortized intangible assets, net other intangible assets	$ 241,237	$ 221,856
Customer-Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	5 years
Customer-Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Trademarks and Trade Names
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 32,998	$ 36,671
Amortized intangible assets, accumulated amortization	(16,867)	(17,998)
Amortized intangible assets, net other intangible assets	$ 16,131	$ 18,673
Trademarks and Trade Names | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	5 years
Trademarks and Trade Names | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 36,709	$ 37,589
Amortized intangible assets, accumulated amortization	(26,599)	(24,946)
Amortized intangible assets, net other intangible assets	$ 10,110	$ 12,643
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	1 year	2 years
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	20 years